TRADING ASSETS AND LIABILITIES - Total trading assets and liabilities, net (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
TRADING ASSETS AND LIABILITIES
Total trading assets and liabilities net	$ 9,586,282	$ 8,151,230